Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 4,617,535	$ 9,278,443
Restricted cash	251,368	91,169
Accounts receivable, net of allowances of $5,500 in 2012 and $9,100 in 2011	146,124	55,794
Inventories	51,754	44,224
Other current assets	65,970	528,045
Total current assets	5,132,751	9,997,675
Property and equipment, net	682,021	669,580
Intangible assets, net	379,083	354,854
Deposits and other assets	19,744	9,358
Total assets	6,213,599	11,031,467
Current liabilities:
Accounts payable and accrued expenses	401,399	506,887
Accrued compensation and related expenses	235,996	402,746
Current portion of convertible debentures payable and accrued interest, net of discount of $8,843 in 2012 and $197,226 in 2011, respectively	337,902	1,979,402
Line of credit and accrued interest		90,388
Current portion of related party notes payable	96,000	102,000
Derivative liabilities	37,334	156,497
Total current liabilities	1,108,631	3,237,920
Related party notes payable and accrued interest, net of current portion	1,375,448	1,423,412
Convertible debentures payable, net of current portion and discount of $0 in 2012 and $8,842 in 2011, respectively		421,726
Total liabilities	2,484,079	5,083,058
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 2,500,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value; 250,000,000 shares authorized; 37,760,628 and 27,504,604 shares issued and outstanding at March 31, 2012 and 2011, respectively	37,761	27,505
Additional paid-in capital	63,620,774	58,016,991
Accumulated deficit	(59,929,015)	(52,096,087)
Total stockholders' equity	3,729,520	5,948,409
Total liabilities and stockholders' equity	$ 6,213,599	$ 11,031,467